Contingent liabilities and legal proceedings - USL's dispute with IDBI Bank Limited (Details) ₨ in Millions, £ in Millions				12 Months Ended
	Jun. 30, 2020 INR (₨)	Apr. 01, 2015 GBP (£)	Apr. 01, 2015 INR (₨)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jul. 03, 2013 GBP (£)	Jul. 03, 2013 INR (₨)
Disclosure of contingent liabilities [line items]
Borrowings				£ 13,246	£ 11,277	£ 9,091
IDBI Bank Limited | United Spirits Limited
Disclosure of contingent liabilities [line items]
Damages claimed	₨ 459	£ 5	₨ 459	£ 5
IDBI Bank Limited | IDBI Term loan | United Spirits Limited
Disclosure of contingent liabilities [line items]
Borrowings							£ 68	₨ 6,280